CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
REVENUES	$ 2,209,685	$ 910,420
COST OF GOODS SOLD	799,626	538,273
GROSS PROFIT	1,410,059	372,147
GENERAL AND ADMINISTRATIVE EXPENSES:
General and Administrative Expenses	2,745,938	2,337,982
Depreciation / Amortization	470,619	509,959
Impairment of Intangible Assets	3,208,372
INCOME (LOSS) FROM CONTINUING OPERATIONS:	(5,014,870)	(2,475,794)
OTHER INCOME (EXPENSES):
Gain (Loss) on Debt Settlement	(1,128,914)	(1,421,336)
Gain (Loss) from Joint Venture	27,137
Change in fair value of Derivative Liability	(96,490)	506,645
Warrant Expense	(2,164,302)	(2,012,971)
Interest Income	277,770	157,724
Interest Expense	(262,340)	(801,778)
Debt related Expense	(4,378,807)	(594,307)
LOSS BEFORE INCOME TAXES	(12,740,816)	(6,641,817)
Current tax expense
Deferred tax expense
NET LOSS	$ (12,740,816)	$ (6,641,817)
Basic and diluted loss per share of common stock	$ (0.23)	$ (0.19)
Weighted average number of common shares outstanding	54,702,212	35,823,548